Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties.
Schedule of related parties transactions

	Trade accounts receivables		Related parties' assets		Trade payables		Dividends payable		Related parties' liabilities
Assets and liabilities	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Parent
Votorantim S.A. (i)	—	—	2	3	809	517	—	—	—	—

Related parties
Andrade Gutierrez Engenharia S.A. (ii)	—	—	—	—	1,160	1,415	—	—	—	—
Companhia Brasileira de Alumínio	1,479	1,812	—	—	175	341	—	—	—	11
Votorantim Cimentos S.A.	595	1,518	—	738	121	48	—	—	—	—
Votener - Votorantim Comercializadora de Energia Ltda.	332	290	—	—	6,330	7,172	—	—	—	—
Votorantim International CSC S.A.C	—	—	—	—	421	500	—	—	—	—
Other	5	—	—	3	871	1,352	4,557	6,662	561	823
	2,411	3,620	2	744	9,887	11,345	4,557	6,662	561	834

Current	2,411	3,620	—	—	9,887	11,345	4,557	6,662	—	—
Non-current	—	—	2	744	—	—	—	—	561	834
	2,411	3,620	2	744	9,887	11,345	4,557	6,662	561	834

	Sales			Purchases
	2020	2019	2018	2020	2019	2018
Parent
Votorantim S.A. (i)	—	26	—	4,378	6,176	3,649

Related parties
Andrade Gutierrez Engenharia S.A. (ii)	—	—	—	26,280	5,046	—
Companhia Brasileira de Alumínio	7,828	2,157	39	1,156	1,964	1,626
Votorantim Cimentos S.A.	—	196	173	524	2,186	365
Votener - Votorantim Comercializadora de Energia Ltda.	9,740	3,288	2,115	7,721	9,596	10,054
Votorantim International CSC S.A.C	—	—	—	6,638	5,584	4,136
Other	11	510	—	582	1,581	784
	17,579	6,177	2,327	47,279	32,133	20,614

(i)The Company entered into an agreement with VSA on September 4, 2008,  for services provided by the Center of Excellence (“CoE”) of VSA related to administrative activities, human resources, back office, accounting, taxes, technical assistance, and training, among others. Under a cost sharing agreement, the Company reimburses VSA for the expenses related to these activities in respect of the Company.

(ii)As part of the execution of the Aripuanã project, in June 2019 the Company entered into a mining development services agreement with Andrade Gutierrez Engenharia S.A., in which one of the Company director's close family member may have significant influence at its holding level. The updated amount of this contract is USD 52,668 at December 2020. In June 2020, NEXA entered into one additional agreement with Consórcio Construtor Nova Aripuanã (a consortium of the Andrade Gutierrez group of companies) in connection with construction services for the Aripuanã project, in the total amount of USD 21,319.

Schedule of key management compensation

	2020	2019
Short-term benefits	6,765	6,727
Other long-term benefits	1,791	660
	8,556	7,387